TRADE AND OTHER RECEIVABLES - Expected Credit Losses (Details) - Provision for credit loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Beginning balance	€ 2,059	€ 2,435
Net reduction in provision for doubtful debts		(376)
Net increase in provision for doubtful debts	438
Ending balance	€ 2,497	€ 2,059